INCOME TAX (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax
Current income tax expense	€ 1,611	€ (956)
Deferred income tax expense relating to origination and reversal of temporary differences	806	(767)
Income tax expense recognised in statement of profit or loss	€ 2,417	€ (1,723)